PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total gross, excluding construction in progress	$ 3,873		¥ 24,815	¥ 26,963
Less: Accumulated depreciation	(1,255)		(7,093)	(8,728)
Total net, excluding construction in progress	2,618		17,722	18,235
Property and equipment, net	2,710		18,141	18,868
Depreciation expense	296	¥ 2,059	2,357
Impairment charges recognized on property and equipment		¥ 0	0
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,302		15,771	16,029
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8		52	52
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,487		8,466	10,352
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76		526	530
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 92		¥ 419	¥ 633